Weighted-Average Fair Value of Stock Options (Detail) - Employee Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value at grant date	$ 22.45	$ 21.80	$ 30.15
Expected option life (years)	4 years 3 months 18 days	4 years 4 months 24 days	4 years 4 months 24 days
Expected volatility	27.60%	38.80%	46.30%
Risk-free interest rate at grant date	1.30%	0.80%	0.80%
Dividend yield	1.10%	1.50%	1.20%